Note 24 - Share Capital (Details Textual) - USD ($) $ / shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 0	$ 7,806	$ 12,538
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)		$ 0
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)		$ 0
Depository receipts on VFEX [member] | Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 7,834
Share issue related cost	28
Proceeds from issuing shares, net	$ 7,806